Commitments and Contingencies (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 30, 2016	Mar. 16, 2017 plaintiff	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Other Commitments [Line Items]
Dissenting shareholders' liability			$ 869.3	$ 0.0
Redeemable noncontrolling interest			101.8	93.8	$ 90.5	$ 0.0
Operating leases, rental expense			$ 20.7	15.6	14.2
Multiemployer benefit plans, funded status			At least 80 percent
Multiemployer benefit plans, period contributions			$ 70.9	$ 59.4	$ 60.0
Contingencies, putative class action complaints filed, number	7
Petitions for appraisal filed | plaintiff		5
Starz | Starz Dissenting Shareholders
Other Commitments [Line Items]
Dissenting shareholders' liability			$ 869.3
Motion Picture Industry Pension Plan
Other Commitments [Line Items]
Multiemployer benefit plans, funded percentage			67.40%
Screen Actors Guild - Producers Pension Plan
Other Commitments [Line Items]
Multiemployer benefit plans, funded percentage			78.15%